Marketable securities and investment in associate	12 Months Ended
Dec. 31, 2024
Disclosure Of Marketable Securities [Abstract]
Marketable securities and investment in associate [Text Block]

7 Marketable securities and investment in associate

	December 31, 2023 Fair value	Acquired	Disposed	FX and Fair Value Adjustment	December 31, 2024 Fair value
Green Matters	1,785,510	-	-	(30,510)	1,755,000
Total	$1,785,510	$-	$-	$(30,510)	$1,755,000

	December 31, 2022 Fair value	Acquired	Disposed	FX and Fair Value Adjustment	December 31, 2023 Fair value
Green Matters	$1,819,800	$-	$-	$(34,290)	$1,785,510
Total	$1,819,800	$-	$-	$(34,290)	$1,785,510

	December 31, 2021 Fair value	Acquired	Transferred to investment in associate	FX and Fair Value Adjustment	December 31, 2022 Fair value
Captiva	$454,219	$-	$(855,000)	$400,781	$-
Green Matters	-	1,819,800	-	-	1,819,800
Total	$454,219	$1,819,800	$(855,000)	$400,781	$1,819,800

As at December 31, 2024, the Company held 900,000 (December 31, 2023 - 900,000, December 31, 2022 - 900,000) shares in Green Matters Technologies Inc. ("Green Matters") which is a private Canadian corporation. As at December 31, 2024, the shares were valued at CAD $1.95 (December 31, 2023 - USD $1.50, December 31, 2023 - USD $1.50) based on the price of the most recent financing by Green Matters.

On February 15, 2022, the Company settled $1,290,000 of a loan receivable with Captiva through a shares for debt settlement pursuant to which Captiva issued the Company a total of 25,800,000 common shares at a fair value of $0.08 per common share. Subsequent to this transaction, the Company owned 19.99% of Captiva and with the fact that the Company and Captiva have common executives and directors, it was determined that the Company had significant influence after the shares for debt transaction and will account for the investment under the equity method. During the year ended December 31, 2022, the Company sold 36,487,500 shares of Captiva for net proceeds of $722,393 resulting in a loss on disposition of $2,093,851. After this sale, the Company no longer had any ownership in Captiva.